Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Commitments

18Commitments

On July 12, 2010, the Corporation entered into a License Agreement with Merck KGaA to in-license EMD 640744, an investigational therapeutic survivin-based cancer antigen designed to target multiple solid tumors and hematological malignancies. Should the Corporation’s research using these antigens continue and prove successful through clinical trials and on to commercialization, the Corporation would be required to pay certain future milestones and royalty payments along the way. The likelihood and timing of these payments is not known at this time.

(28)

19Expenses by nature

	2021	2020
	$	$
	(recast – note 2)

Salaries, wages and benefits	10,549	6,991
Research and development expenditures, including clinical costs	16,105	14,914
Professional and consulting fees	2,499	1,856
Travel	216	49
Office, rent and telecommunications	906	567
Insurance	3,952	2,649
Marketing, communications and investor relations	1,368	1,178
Depreciation	551	384
Stock-based compensation (non-cash)	1,742	750
DSU compensation (non-cash)	584	401
Other	738	514
Foreign exchange loss (gain)	(110)	996
Accreted interest and valuation adjustments (non-cash)	907	27
Research and development tax credits	(1,599)	(1,268)
Government assistance	(1,631)	(3,724)
	36,777	26,284